Incomes taxes - Future expirations (Details) - Domestic ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Operating loss carryforwards
Loss expiring in 2023	¥ 1,926,709
Loss expiring in 2024	1,104,342
Loss expiring in 2025	7,656,285
Loss expiring in 2026	20,987,210
Loss expiring in 2027 and thereafter	24,020,632
Total	¥ 55,695,178